FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 43

(Check appropriate box or boxes.)

BRUCE FUND, INC.

(Exact name of Registrant as Specified in Charter)

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 236-9160

Robert B. Bruce

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(l) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 49 to its registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 13th day of November, 2017.

Bruce Fund, Inc,

By:	/s/ Robert B. Bruce
Robert B. Bruce, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Robert B. Bruce Robert B. Bruce President, Treasurer, and Director	Date: November 13, 2017

/s/ R. Jeffrey Bruce R. Jeffrey Bruce Vice President, Secretary, and Chief Accounting Officer	Date: November 13, 2017

/s/ Ward M. Johnson Ward M. Johnson Director	Date: November 13, 2017

/s/ Robert DeBartolo Robert DeBartolo Director	Date: November 13, 2017

INDEX TO EXHIBITS

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase